Inventory (Details) - Scheduleo of inventory - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory (Details) - Scheduleo of inventory [Line Items]
Inventory	$ 495,081
Robots at warehouse [member]
Inventory (Details) - Scheduleo of inventory [Line Items]
Inventory	252,411
Robots in transit [member]
Inventory (Details) - Scheduleo of inventory [Line Items]
Inventory	$ 242,670